Supplement to the
Fidelity® Blue Chip Growth Fund and Fidelity® Blue Chip Value Fund
September 29, 2025
Prospectus

The following information replaces similar information for Fidelity® Blue Chip Value Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Sean Gavin (Co-Portfolio Manager) has managed the fund since 2014.
It is expected that Mr. Gavin will transition off of the fund effective on or about December 31, 2025. At that time, Mr. Nabar will assume sole portfolio manager responsibilities for the fund.
Neil Nabar (Co-Portfolio Manager) has managed the fund since 2025.
The following information replaces the biographical information for Fidelity® Blue Chip Value Fund found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Sean Gavin is Co-Portfolio Manager of Fidelity® Blue Chip Value Fund, which he has managed since 2014. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Gavin has worked as a research analyst and portfolio manager.
It is expected that Mr. Gavin will transition off of Fidelity® Blue Chip Value Fund effective on or about December 31, 2025. At that time, Mr. Nabar will assume sole portfolio manager responsibilities for the fund.
Neil Nabar is Co-Portfolio Manager of Fidelity® Blue Chip Value Fund, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Nabar has worked as a research analyst, quantitative analyst, and portfolio manager.
BCF-BCV-PSTK-1225-118 1.798338.118	December 2, 2025
Supplement to the
Fidelity® Blue Chip Value Fund
Class A, Class M, Class C, Class I, and Class Z
October 28, 2025
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Sean Gavin (Co-Portfolio Manager) has managed the fund since 2014.
It is expected that Mr. Gavin will transition off of the fund effective on or about December 31, 2025. At that time, Mr. Nabar will assume sole portfolio manager responsibilities for the fund.
Neil Nabar (Co-Portfolio Manager) has managed the fund since 2025.
The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Sean Gavin is Co-Portfolio Manager of Fidelity® Blue Chip Value Fund, which he has managed since 2014. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Gavin has worked as a research analyst and portfolio manager.
It is expected that Mr. Gavin will transition off of Fidelity® Blue Chip Value Fund effective on or about December 31, 2025. At that time, Mr. Nabar will assume sole portfolio manager responsibilities for the fund.
Neil Nabar is Co-Portfolio Manager of Fidelity® Blue Chip Value Fund, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Nabar has worked as a research analyst, quantitative analyst, and portfolio manager.
ABCV-PSTK-1225-100 1.9921971.100	December 2, 2025